Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investments, Including Maturity Date, Rate of Interest, or Maturity Value	(e) Current Value
*	BOK Financial Corporation	BOKF Common Stock	$51,063,570
*	Cavanal Hill Funds	Government Securities Money Market Fund	64,265,543
	American Funds	Balanced Fund	45,996,799
	American Beacon	International Value Fund	12,726,090
	Neuberger and Berman	Small Cap Core Fund	35,488,915
	Dodge and Cox	Large Cap Value Fund	89,906,149
	Fidelity	Large Cap Core Index Fund	185,302,003
	Invesco Oppenheimer	International Growth Fund	11,601,152
	JP Morgan	Large Cap Growth Fund	146,678,775
	Metropolitan West	Total Return Bond Fund	28,153,998
*	BOK Financial Retirement Fund	2020 Class III Fund	25,591,578
*	BOK Financial Retirement Fund	2030 Class III Fund	101,453,379
*	BOK Financial Retirement Fund	2040 Class III Fund	107,647,029
*	BOK Financial Retirement Fund	2050 Class III Fund	92,532,836
*	BOK Financial Retirement Fund	2060 Class III Fund	36,537,423
*	BOK Financial Retirement Fund	2070 Class III Fund	3,837,720
*	BOK Financial Retirement Fund	Conservative Class III Fund	5,696,581
*	BOK Financial Retirement Fund	Income Class III Fund	498,414
	Vanguard	Midcap Index Fund	45,427,718
	Vanguard	Small Cap Value Index Fund	19,861,761
	Vanguard	Short Term Bond Index Fund	21,817,581
	John Hancock	Disciplined Value Midcap Fund	22,749,341
	MFS Investment Management	Mid Cap Growth	41,050,991
*	BOK Financial Strategic International Fund	Strategic International Class III Fund	23,541,673
	Self-directed brokerage accounts	Common stocks, bonds, and registered investment companies	92,085,693
*	Notes receivable from participants	Loans to participants with interest rates ranging from 3.25% to 8.50% with various maturities	16,180,252
			$1,327,692,964
*Indicates party-in-interest to the Plan.